Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Trade and Other Receivables
Due from charterers	$ 1,767	$ 788
VAT receivable	26	103
Accrued income	1,646	6,547
Insurance claims	1,099	162
Other receivables	2,609	6,211
Total	$ 7,147	$ 13,811	[1]	$ 3,877

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).